Share Capital - Disclosure of weighted average number of common shares and common shares B (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Common shares [member]
Disclosure of classes of share capital [Line Items]
Weighted average number of common shares	2,080,792	2,129,074
Common share B [member]
Disclosure of classes of share capital [Line Items]
Weighted average number of common shares	585,022	585,022